Short-Term Bank Loans (Details)						12 Months Ended
	Apr. 30, 2026 USD ($)	Apr. 30, 2026 TWD ($)	Nov. 21, 2024 TWD ($)	Sep. 23, 2023 TWD ($)	Dec. 16, 2021 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2025 TWD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Short-Term Bank Loans [Line Items]
Borrowed amount						$ 15,335,000
Repaid an aggregate amount						22,936,000		$ 9,394,000		$ 9,113,000
Outstanding borrowing						$ 6,838,000	$ 214,500,000	$ 6,389,000	$ 209,500,000
Interest rate						1.90%		2.19%				1.90%	2.19%
Morgan Stanley Bank N.A. [Member]
Short-Term Bank Loans [Line Items]
Interest expenses (in Dollars)						$ 30,000
Principal balance (in Dollars)
Shanghai Commercial & Savings Bank loan [Member]
Short-Term Bank Loans [Line Items]
Borrowed amount						6,882,000		$ 6,681,000		7,312,000		$ 214,500,000	$ 214,500,000	$ 227,800,000
Maturity date				Sep. 23, 2024
Repaid an aggregate amount						6,722,000	209,500,000	6,479,000	208,000,000	6,622,000	$ 206,300,000
Shanghai Commercial & Savings Bank loan [Member] | Forecast [Member]
Short-Term Bank Loans [Line Items]
Repaid an aggregate amount	$ 1,639	$ 51,400
Taipei Fubon Bank loan [Member]
Short-Term Bank Loans [Line Items]
Borrowed amount						879,000		2,560,000		2,491,000		27,400,000	82,200,000	$ 77,600,000
Repaid an aggregate amount						879,000	$ 27,400,000	2,915,000	$ 93,600,000	$ 2,491,000	$ 77,600,000
Line of Credit [Member] | Taipei Fubon Bank loan [Member]
Short-Term Bank Loans [Line Items]
Credit limit					$ 38,800,000
Loan Agreement [Member] | Taipei Fubon Bank loan [Member]
Short-Term Bank Loans [Line Items]
Credit limit			$ 27,400,000
Fu-Feng Kuo [Member] | Taipei Fubon Bank loan [Member]
Short-Term Bank Loans [Line Items]
Borrowed amount								$ 836,000				$ 27,400,000	$ 27,400,000
Maturity date								Dec. 15, 2025	Dec. 15, 2025
Interest rate								2.85%					2.85%
Ju-Ting Chen [Member] | Taipei Fubon Bank loan [Member]
Short-Term Bank Loans [Line Items]
Borrowed amount						$ 873,000
Maturity date						Jun. 12, 2026	Jun. 12, 2026
Interest rate						2.96%						2.96%
Minimum [Member] | Line of Credit [Member] | Shanghai Commercial & Savings Bank loan [Member]
Short-Term Bank Loans [Line Items]
Credit limit				$ 200,000,000
Maximum [Member] | Line of Credit [Member] | Shanghai Commercial & Savings Bank loan [Member]
Short-Term Bank Loans [Line Items]
Credit limit				$ 300,000,000